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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended        DECEMBER 31, 2006
                                                -------------------------

Check here if Amendment [_];  Amendment Number:  _____
  This Amendment (Check only one.):    [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GENERAL ATLANTIC LLC
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Address:     3 Pickwick Plaza
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             Greenwich, CT 06830
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Form 13F File Number:    028-03473
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas J. Murphy
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Title:       Chief Financial Officer
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Phone:       (203) 629-8600
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Signature, Place, and Date of Signing:


   /s/ Thomas J. Murphy               Greenwich, CT           February 9, 2007
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        [Signature]                   [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                       0
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Form 13F Information Table Entry Total:                 11
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Form 13F Information Table Value Total:              $2,833,031
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                                                    (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

                                                     FORM 13F INFORMATION TABLE


       COLUMN 1       COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  -------------------------
                       TITLE                   VALUE      SHRS OR  SH/   PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT  PRN   CALL   DISCRETION    MANAGERS     SOLE      SHARED   NONE
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ECLIPSYS CORPORATION    COM      278856109      97,548    4,744,556   SH           SOLE                 4,744,556
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HEWITT ASSOCIATES INC.  COM      42822Q100     251,693    9,774,477   SH           SOLE                 9,774,477
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IHS INC.                COM      451734107     185,063    4,687,500   SH           SOLE                 4,687,500
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MEDAVANT (formerly,
ProxyMed, Inc.)         COM      744290305      15,624    3,381,802   SH           SOLE                 3,381,802
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NET 1 UEPS
TECHNOLOGIES INC.       COM      64107N206     189,453    6,409,091   SH           SOLE                 6,409,091
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NYMEX                   COM      62948N104   1,011,922    8,160,000   SH           SOLE                 8,160,000
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NYSE GROUP, INC.        COM      62949W103     804,496    8,276,704   SH           SOLE                 8,276,704
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PATNI                   SPONS
COMPUTER SYSTEMS        ADR      703248203     205,449   10,080,933   SH           SOLE                10,080,933
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POWERDSINE LTD          COM      M41415106      52,463    4,782,387   SH           SOLE                 4,782,387
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SYS TECHNOLOGIES        COM      785070103       4,010    1,706,212   SH           SOLE                 1,706,212
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VIMICRO INTL CORP.      ADR      92718N109      15,310    1,500,934   SH           SOLE                 1,500,934
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